Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	2 years
Trademark	10 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31 and November 11, 2022 (the Closing Date which the Group acquired warrants from Business Combination).

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2022	$-	$-	$500,662	$500,662
As of November 11, 2022	$-	$-	$262,525	$262,525

Schedule of Level 3 Valuation and is Determined Using The Black-Scholes Valuation Model	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
	Private Warrants	Representative Warrants
Fair value as of December 31, 2021	$-	$-
Acquired from the Business Combination	62,346	200,179
Change in fair value	38,944	199,193
Fair value as of December 31, 2022	$101,290	$399,372

Schedule of Fair Value on A Recurring Basis Using Significant Unobservable Inputs

The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

	Private and Representative Warrants outstanding as of November 11, 2022	Private and Representative Warrants outstanding as of December 31, 2022
Expected term (in years)	5.00	4.86
Volatility	14.94%	-
Risk-free interest rate	4.12%	4.03%
Dividend yield	0.00%	0.00%

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
Balance sheet items, except for equity accounts	2022	2021
US$ against RMB	6.8972	6.3726
US$ against AED	3.6722	Not applicable	*
*	The companies that use AED as their functional currencies are not established until 2022, thus the currency exchange rates are not applicable as of and for the year ended December 31, 2021 and 2020.

Schedule of Currency Exchange Rates of Consolidated Financial Statements
	For the years ended December 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2022	2021		2020
US$ against RMB	6.7290	6.4508		6.9042
US$ against AED	3.6709	Not applicable	*	Not applicable	*

*	The companies that use AED as their functional currencies are not established until 2022, thus the currency exchange rates are not applicable as of and for the year ended December 31, 2021 and 2020.

Schedule of Groups Long-Lived Assets By Geographic Area	The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of December 31,
	2022	2021
The United States	$100,293,638	$-
The United Arab Emirates	5,483,789	-
Mainland China	1,215,399	33,476
Total	$106,992,826	$33,476